Summary of Significant Accounting Policies: Reporting and Functional Currencies (Policies)	12 Months Ended
Dec. 31, 2011
Reporting and Functional Currencies:
Reporting and Functional Currencies

(f)             Reporting and functional currencies

The Group has determined its reporting currency to be the U.S. dollar. The functional currencies for Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries of the Group are the Russian ruble, euro, the Romanian lei, the Ukrainian hryvnia, the Kazakh tenge, the Bulgarian lev and the Turkish lira, respectively. The U.S. dollar is the functional currency of the other international operations of the Group.

The translation adjustments resulting from the process of translating financial statements from the functional currency into the reporting currency are included in determining other comprehensive income. Mechel’s Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries translate local currencies into U.S. dollars using the current rate method as prescribed by FASB ASC 830, “Foreign Currency Matters” (“ASC 830”), for all periods presented.